Income Taxes - Current and Deferred Portions of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
PRC	¥ (490,025)	$ (76,897)	¥ (325,686)	¥ (589,752)
Non-PRC	150,454	23,609	833,933	224,065
(Loss) income before income taxes	(339,571)	(53,288)	508,247	(365,687)
Current income tax expenses	12,713	1,995	106,718	1,923
Deferred income tax expenses (benefits)	920	144	(9,628)	5,981
Income tax expenses	¥ 13,633	$ 2,139	¥ 97,090	¥ 7,904